STRATTON MULTI-CAP FUND, INC.

150 South Warner Road, Suite 460

King of Prussia, PA 19406

May 4, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Stratton Multi-Cap Fund, Inc.
File Nos. 2-44752 and 811-2297

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 65 under the Securities Act of 1933 and Post-Effective Amendment No. 65 under the Investment Company Act of 1940. These amendments were filed pursuant to Rule 485(b) and transmitted electronically on April 30, 2012.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (610) 940-0948.

Sincerely,

/s/ Michelle A.Whalen
Michelle A. Whalen
Assistant Vice President Stratton Multi-Cap Fund, Inc.

cc:	David L. Williams, Esq. (Drinker Biddle & Reath LLP)